Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Selling, General and Administrative Expenses
Employee compensation		¥ 449,109	¥ 238,368	¥ 171,948
Marketing and promotional expenses		264,814	176,383	35,134
Rental and related expenses		162,907	78,897	13,732
Depreciation and amortization expenses		37,923	57,650	41,035
Impairment of property, plant and equipment		30,381	18,066
Travel expenses		20,806	20,171	13,803
Others		152,879	99,844	61,548
Selling, General and Administrative Expense, Total	$ 171,467	¥ 1,118,819	¥ 689,379	¥ 337,200